Operating Right-of-Use Assets and Lease Liabilities	12 Months Ended
Mar. 31, 2026
Operating Right-of-Use Assets and Lease Liabilities [Abstract]
OPERATING RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

8. OPERATING RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The Company is a lessee of non-cancellable operating leases for corporate office in Hong Kong.

The Company’s operating right-of-use assets and operating lease liabilities recognized in the consolidated balance sheets consist of the following:

	As of March 31,
	2026	2025
	$’000	$’000
Cost	3,436	1,975
Less: accumulated depreciation	(1,018)	(1,304)
Operating lease right-of-use assets, net	2,418	671

	As of March 31,
	2026	2025
	$’000	$’000
Operating lease liabilities
Current portion	1,222	577
Non-current portion	1,232	83
Total	2,454	660

	As of March 31,
	2026	2025
Operating leases:
Weighted average remaining lease term (years)	2	1
Weighted average discount rate	5.22%	5.79%

During the years ended March 31, 2026, 2025 and 2024, the Company incurred lease expense of approximately $2,258,000, $712,000 and $257,000, respectively.

The maturity analysis of the Company’s non-cancelable operating lease obligations as of March 31, 2026 is as follows:

Operating leases
$’000
Year ending March 31, 2027	1,315
Year ending March 31, 2028	962
Year ending March 31, 2029	138
Year ending March 31, 2030	138
Year ending March 31, 2031	46
Total undiscounted operating lease obligations	2,599
Less: imputed interest	(145)
Operating lease liabilities recognized in the consolidated balance sheets	2,454